Acquisitions	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 10 – ACQUISITIONS

SW Kenetics, Inc.

On September 27, 2018, AMMO Technologies, Inc. (“ATI”) entered into a definitive Agreement and Plan of Merger with SW Kenetics Inc. (“SWK”), an Arizona corporation and completed the merger on October 5, 2018. Pursuant to the agreement SWK merged with and into AMMO Technologies, Inc., with ATI being the survivor. Under the terms of the agreement, we issued to SW Kenetics Inc.’s three shareholders, 1,700,002 restricted shares of our common stock, payment of $250,000, and a payment obligation of $1,250,000 subject to completion of specific milestones that we have recorded as Contingent Consideration Payable. Additionally, the 1,700,002 shares of common stock were issued with claw back provisions to ensure agreed upon objectives are met. Included among the list of milestones or events that must be completed are significant revenue goals incorporating the product technology of SWK. The initial payment of $250,000 was made on August 20, 2018. The shares were each valued at $2.72, the weighted average share price of our Common Stock that was publicly traded and sold through private placement. We recorded the total purchase consideration to patents as follows:

Cash	$250,000
Contingent Consideration Payable	1,250,000
Common Stock	1,700
Additional Paid-in Capital	4,622,305
Fair Value of Patent	$6,124,005

The preliminary fair value of the patent at the date of acquisition was $7,723,166 and resulted in the recognition of gain on bargain purchase of $1,599,161. The estimated fair value was determined by a third-party valuation firm. The valuation firm relied on estimates of future sales and profitability provided by the Company. Subsequently, the Company determined the existing facts and circumstances did not support the original fair value due to delays in obtaining tooling and manufacturing equipment. As a result, the Company adjusted the fair value of the patents from $7,723,166 to $6,124,005, with the difference reducing the previously recognized gain on bargain purchase of $1,599,161.

SWK is a research and development firm located in Arizona that has designed a new portfolio of modular projectiles that the Company believes will advance the force capability of the United States military, as well as NATO member countries. SWK filed a patent for their technology, which is now pending with the United States Patent and Trademark Office.

On December 13, 2018, the Company made a $50,000 payment to SW Kenetics, Inc. in connection with the completion of a milestone. The $50,000 payment reduced the Contingent Consideration Payable.

On February 25, 2019, the Company filed a Current Report on Form 8-K/A to amend the original Form 8-K filed on October 5, 2019 that announced the completion of the acquisition of SW Kenetics, Inc. The Form 8-K/A included the audited financial statements of SW Kenetics, Inc. and the Unaudited Pro Forma Combined and Condensed Financial Information.

Jagemann Stamping Company’s Ammunition Casing Division

On March 15, 2019, Enlight Group II, LLC (hereinafter referred to as the “Buyer”), a wholly owned subsidiary of AMMO, Inc., completed its acquisition of selected assets of Jagemann Stamping Company’s (“Seller”) ammunition casing, projectile manufacturing, and sales operations (“Jagemann Casings”) pursuant to the terms of the Amended and Restated Asset Purchase Agreement (“Amended APA”) dated March 14, 2019.

Pursuant to the terms of the Amended APA, the Company assumed no liabilities related to the Seller’s business and acquired only the assets set forth below:

●	Seller’s equipment related to the manufacture of ammunition casings
●	Trade name
●	Customer Lists
●	Intellectual Property owned by and/or developed for specific and sole use in the Seller’s business which is subject to the Amended APA. The items included are all trade secrets, designs, non-registered trademarks, websites and related content, manufacturing methods and processes including, engineering plans, drawings, designs, schematics, operations/systems manuals and handbooks.

In accordance with the terms of the Amended APA, Buyer paid Seller a combination of $7,000,000 in cash, $10,400,000 delivered in the form of a Promissory Note, and 4,750,000 shares of AMMO, Inc., common stock valued at $2.00 per share.

The fair value of the consideration transferred was valued as of the date of the acquisition as follows:

Cash	$7,000,000
Note Payable	10,400,000
Common Stock	4,750
Additional Paid-in Capital	9,495,250
Total Consideration	$26,900,000

Total allocation for the consideration recorded for the acquisition is as follows:

Equipment	$18,869,541
Intellectual property	1,773,436
Customer relationships	1,666,774
Tradename	2,472,095
Loss on Purchase	2,118,154
Total Consideration	$26,900,000

The fair value of the tangible and intangible assets recorded was determined by third party valuation firms. The acquired intangible assets, have remaining useful lives ranging from three to five years. After review, the Company determined that it would not realize the expected cost savings to costs of goods sold due to the significant increase in depreciation, amortization, and interest expenses. Therefore, the Company recognized a loss on purchase of $2,118,154 on the acquisition of Jagemann Casings.

Seller is engaged exclusively in the business of full-service stamping involving, among other things, the manufacture and sale of deep drawn stampings for use in the ammunition casing and projectile industries. Pursuant to the Amended APA, Buyer acquired the Seller’s munition and casing division assets (including equipment and intellectual property), and is transitioning the associated employees to its direct workforce to continue the operations at Seller’s Wisconsin facilities.

On June 24, 2019, the Company filed a Current Report on Form 8-K/A to amend the original Form 8-K filed on March 18, 2019 that announced the completion of selected assets of Jagemann Sporting Group’s Wisconsin Casing Division. The Form 8-K/A included the audited financial statements of the acquired business and the Unaudited Pro Forma Combined and Condensed Financial Information.